Summary of significant accounting policies - Additional information (Detail)		12 Months Ended
	Jan. 01, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Percentage Of VIE contribution to consolidated revenue		99.00%			100.00%	99.00%	94.00%
Percentage Of VIE accounted of consolidated total assets		16.00%				16.00%
Percentage Of VIE accounted of consolidated total liabilities		67.00%				67.00%
Convenience translation rate per US$1.00		6.9954				6.9954
Impairment loss of investments		$ 2,727,038	¥ 19,076,725	¥ 15,166,140
Rebates to advertiser			64,274,647	44,389,826	¥ 35,337,970
Capitalized research and development expenses			0	0	0
Advertising and market promotion expenses			135,859,453	129,013,488	98,732,746
Recognizes income tax due to uncertain tax position | $		$ 0					$ 0
Interest and penalties related to potential underpaid income tax expenses			0	0
Deferred revenue	¥ 111,637,250
Government subsidies			¥ 68,834,899	¥ 27,430,993	¥ 8,820,295
Accounting Standards Update 2016-02 [Member]
Future minimum operating lease commitments						¥ 84,069,862